Employees and Employee-Related Costs - Board of Directors and Executive Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($)
Employees and Employee-Related Costs
Number of members of executive management | employee	4	6
Board of Directors and Executive Management
Employees and Employee-Related Costs
Total	$ 2,412	$ 2,699	$ 2,747
Board of Directors and Executive Management | Research and development expenses
Employees and Employee-Related Costs
Members of executive management	1,150	1,517	1,431
Board of Directors and Executive Management | General and administrative expense
Employees and Employee-Related Costs
Members of executive management	1,262	1,182	1,316
Executive management
Employees and Employee-Related Costs
Wages and salaries	$ 1,802	$ 1,970	$ 1,833
Share-based compensation expenses	205	321	514
Total	2,007	2,291	2,347
Board of Directors
Employees and Employee-Related Costs
Wages and salaries	360	379	313
Share-based compensation expenses	45	29	87
Total	$ 405	$ 408	$ 400